UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund
Eaton Vance Arkansas Municipal Income Fund
Eaton Vance Georgia Municipal Income Fund
Eaton Vance Kentucky Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Tennessee Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

Eaton Vance
Alabama Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 5.1%
Auburn University, 5.00%, 6/1/36	$1,000	$1,064,980
University of Alabama, 5.00%, 7/1/34	1,500	1,581,165

		$2,646,145

Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$367,294

		$367,294

Escrowed/Prerefunded — 2.2%
Huntsville, Prerefunded to 5/1/12, 5.25%, 5/1/31	$1,125	$1,171,237

		$1,171,237

General Obligations — 8.8%
Auburn, 5.25%, 12/1/27	$1,000	$1,097,120
Huntsville, 5.00%, 5/1/33	1,000	1,093,000
Madison, 5.15%, 2/1/39	1,250	1,286,500
Mobile, 5.00%, 2/15/27	1,000	1,071,410

		$4,548,030

Hospital — 15.7%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,740	$1,770,902
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,590,540
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	422,448
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	779,948
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	407,592
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,071,030
Marshall County, Health Care Authority, 5.75%, 1/1/32	1,000	1,006,680
University of Alabama, Hospital Revenue, 5.75% to 9/1/18 (Put Date), 9/1/22	1,000	1,112,280

		$8,161,420

Industrial Development Revenue — 3.1%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$602,964
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26(2)	160	30,440
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	767,347
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	250	202,068

		$1,602,819

Insured-Education — 8.1%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,037,660
Alabama State University, (AGC), 4.75%, 5/1/33	475	484,733
Auburn University, (AGM), 5.00%, 6/1/38	250	260,172
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,277,613
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,167,498

		$4,227,676

Insured-Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$444,028
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	639,044

		$1,083,072

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Escrowed/Prerefunded — 11.4%
Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,500	$2,633,100
Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	550	564,834
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,318,685
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	420,826

		$5,937,445

Insured-General Obligations — 3.9%
Gadsden, (AMBAC), 5.125%, 8/1/28	$2,000	$2,033,760

		$2,033,760

Insured-Hospital — 2.8%
East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,475	$1,476,991

		$1,476,991

Insured-Lease Revenue/Certificates of Participation — 4.1%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$515,495
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	981,927
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	520	613,304

		$2,110,726

Insured-Special Tax Revenue — 6.9%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$2,630	$2,207,333
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	277,250
Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,275	1,093,899

		$3,578,482

Insured-Transportation — 4.1%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$850,590
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,258,731

		$2,109,321

Insured-Water and Sewer — 10.7%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,287,066
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,062,170
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	753,007
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	427,050
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,014,480

		$5,543,773

Other Revenue — 3.1%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,598,535

		$1,598,535

Special Tax Revenue — 3.3%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$147,710
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	157,431
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	510,610
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(4)	540	550,800
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	348,520

		$1,715,071

2

	Principal
	Amount
Security	(000’s omitted)	Value
Water and Sewer — 4.8%
Auburn Waterworks Board, 5.00%, 9/1/29	$1,315	$1,439,951
Opelika Utilities Board, 5.25%, 6/1/36	500	528,240
Opelika Utilities Board, 5.25%, 6/1/41	500	525,710

		$2,493,901

Total Tax-Exempt Investments — 100.9% (identified cost $49,859,834)		$52,405,698

Other Assets, Less Liabilities — (0.9)%		$(487,443)

Net Assets — 100.0%		$51,918,255

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 12.8% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 53.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 16.9% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Defaulted security.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $145,800.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	2 U.S. 10-Year Treasury Note	Short	$(259,231)	$(258,688)	$543
3/12	28 U.S. 30-Year Treasury Bond	Short	(3,992,579)	(3,958,500)	34,079

					$34,622

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $34,622.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,974,849

Gross unrealized appreciation	$2,906,249
Gross unrealized depreciation	(185,400)

Net unrealized appreciation	$2,720,849

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$52,405,698	$—	$52,405,698

Total Investments	$—	$52,405,698	$—	$52,405,698

Futures Contracts	$34,622	$—	$—	$34,622

Total	$34,622	$52,405,698	$—	$52,440,320

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Arkansas Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 0.9%
Arkansas Development Finance Authority Capital Improvement, 5.00%, 6/1/24	$500	$587,120

		$587,120

Education — 2.7%
Texas A&M University, 5.00%, 7/1/26(1)	$200	$236,136
University of Arkansas, 5.00%, 12/1/29	250	263,725
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	514,580
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	814,207

		$1,828,648

Escrowed/Prerefunded — 0.5%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$312,460

		$312,460

General Obligations — 25.7%
Arkansas, 4.75%, 6/1/29	$750	$795,975
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,678,060
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,036,520
Benton, School District No. 8, 4.80%, 2/1/38	750	755,205
Benton, School District No. 8, 4.85%, 2/1/40	1,000	1,007,640
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,024,230
Bradford, Special School District, 4.75%, 2/1/39	315	324,362
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,534,283
Conroe Independent School District, TX, 5.00%, 2/15/35(1)	150	160,670
Conway, School District No. 1, 4.75%, 2/1/34	750	761,077
Forrest City, School District No. 7, 4.50%, 2/1/32	390	404,020
Forrest City, School District No. 7, 4.625%, 2/1/35	595	615,807
Greenwood, School District No. 25, 4.20%, 12/1/26	865	902,005
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,284,175
Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	350	338,681
Pulaski County, Special School District, 5.00%, 2/1/35	500	510,035
Siloam Springs, School District No. 21, 4.60%, 6/1/34	1,000	1,004,190
Springdale School District No. 50, 4.625%, 6/1/35	1,000	1,016,020
Springdale School District No. 50, 4.75%, 6/1/39	1,000	1,021,100

		$17,174,055

Hospital — 0.4%
North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	$250	$250,368

		$250,368

Housing — 2.9%
Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$434,085
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	680	669,005
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	575	579,048
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	90	90,123
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	180	181,080

		$1,953,341

Industrial Development Revenue — 4.5%
Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$404,924
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,145,500

1

	Principal
	Amount
Security	(000’s omitted)	Value
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26(2)	$330	$62,783
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	475	383,928

		$2,997,135

Insured-Education — 11.7%
Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,000	$1,025,870
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,160,950
Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,250	1,307,388
Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	1,155	1,179,936
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,041,730
University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	500	521,525
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,033,810
University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	500	506,760

		$7,777,969

Insured-Electric Utilities — 6.6%
Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,435	$1,460,414
North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	825	894,407
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	650	675,500
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	564,322
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	792,037

		$4,386,680

Insured-General Obligations — 1.5%
Arkansas State College Savings, (FGIC) (NPFG), 0.00%, 6/1/17	$500	$448,015
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	522,048

		$970,063

Insured-Health-Miscellaneous — 1.0%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$130	$130,109
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	527,755

		$657,864

Insured-Hospital — 6.5%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,181,279
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,541,310
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,594,250

		$4,316,839

Insured-Lease Revenue/Certificates of Participation — 4.1%
Arkansas Development Finance Authority, (AGM), 5.00%, 6/1/34	$425	$434,975
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	1,000	1,033,580
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,275,230

		$2,743,785

Insured-Other Revenue — 5.2%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$608,580
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	1,320	544,962
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,034,355
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,690	1,302,225

		$3,490,122

Insured-Special Tax Revenue — 4.0%
Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$185	$189,551
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,046,450
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	120,880
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,465	285,760
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,815	813,166
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	205	207,429

		$2,663,236

2

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Transportation — 1.8%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$1,200	$1,206,240

		$1,206,240

Insured-Water and Sewer — 9.8%
Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515	$517,245
Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	500	501,490
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	1,145	1,190,445
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	500	533,780
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,011,820
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	471,011
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	783,690
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	522,045
Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,034,660

		$6,566,186

Lease Revenue/Certificates of Participation — 2.3%
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,500	$1,551,600

		$1,551,600

Other Revenue — 0.5%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,250	$334,442

		$334,442

Special Tax Revenue — 4.3%
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$1,420	$1,558,109
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	260	265,200
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	492,305
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	115,551
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	466,481

		$2,897,646

Transportation — 0.8%
Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$500	$500,585

		$500,585

Water and Sewer — 1.7%
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	$595	$630,944
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	530,980

		$1,161,924

Total Tax-Exempt Investments — 99.4% (identified cost $65,483,103)		$66,328,308

Other Assets, Less Liabilities — 0.6%		$429,414

Net Assets — 100.0%		$66,757,722

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NPFG	-	National Public Finance Guaranty Corp.
SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 12.4% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 52.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 28.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(2)		Defaulted security.
(3)		Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	75 U.S. 30-Year Treasury Bond	Short	$(10,694,407)	$(10,603,125)	$91,282

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $91,282.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,717,004

Gross unrealized appreciation	$2,503,924
Gross unrealized depreciation	(1,492,620)

Net unrealized appreciation	$1,011,304

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,328,308	$—	$66,328,308

Total Investments	$—	$66,328,308	$—	$66,328,308

Futures Contracts	$91,282	$—	$—	$91,282

Total	$91,282	$66,328,308	$—	$66,419,590

4

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Georgia Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 6.1%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$615,210
Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	950	965,456
Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/30	750	823,455
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,579,290

		$3,983,411

Electric Utilities — 1.6%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,041,070

		$1,041,070

Escrowed/Prerefunded — 1.6%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,025,384

		$1,025,384

General Obligations — 19.4%
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	$1,750	$1,708,507
Georgia, 1.00%, 3/1/26	2,000	1,421,440
Georgia, 2.00%, 12/1/23	500	462,420
Georgia, 2.00%, 8/1/27	500	413,610
Georgia, 5.00%, 7/1/29(1)	600	684,018
Gwinnett County School District, 5.00%, 2/1/36(2)	4,500	4,777,740
Jefferson City School District, 5.25%, 2/1/33	1,500	1,621,710
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	516,835
Lincoln County School District, 5.50%, 4/1/37	1,000	1,110,940

		$12,717,220

Hospital — 9.0%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,016,120
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,119,550
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	766,230
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,006,580

		$5,908,480

Housing — 3.6%
Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	$1,980	$2,008,789
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	350	350,357

		$2,359,146

Industrial Development Revenue — 8.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,224,520
Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	700	701,568
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	889,156
Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	750	750,135
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26(3)	345	65,636
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	485	486,523
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	225	181,861

		$5,299,399

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Education — 1.8%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,194,514

		$1,194,514

Insured-Electric Utilities — 10.0%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$3,005	$3,338,014
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	405,300
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	466,848
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	750	766,853
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,531,272

		$6,508,287

Insured-General Obligations — 1.9%
Fayette County, School District, (AGM), 4.95%, 3/1/25	$660	$699,541
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	522,048

		$1,221,589

Insured-Hospital — 1.9%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,218,096

		$1,218,096

Insured-Lease Revenue/Certificates of Participation — 4.6%
Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	$935	$880,368
Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,053,030
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,047,830

		$2,981,228

Insured-Special Tax Revenue — 6.5%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,833,843
Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,000	1,009,490
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	867,880
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	570,315

		$4,281,528

Insured-Transportation — 5.8%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$798,368
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,181,960
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,780	1,789,256

		$3,769,584

Insured-Water and Sewer — 13.5%
Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$524,890
Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	1,135	1,356,688
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	2,000	2,150,840
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	1,250	1,294,025
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,203,540
Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,266,866
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,046,070

		$8,842,919

Special Tax Revenue — 4.8%
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	$750	$798,420
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	208,831
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	223,450
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	7,255	405,192
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,000	1,020,000
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	466,481

		$3,122,374

2

	Principal
	Amount
Security	(000’s omitted)	Value
Transportation — 1.2%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$769,785

		$769,785

Water and Sewer — 3.2%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,081,790
Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	1,000	1,037,330

		$2,119,120

Total Tax-Exempt Investments — 104.6% (identified cost $66,228,284)		$68,363,134

Other Assets, Less Liabilities — (4.6)%		$(3,005,706)

Net Assets — 100.0%		$65,357,428

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 12.9% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 17.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Defaulted security.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	115 U.S. 30-Year Treasury Bond	Short	$(16,398,091)	$(16,258,125)	$139,966

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $139,966.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,832,058

Gross unrealized appreciation	$3,608,292
Gross unrealized depreciation	(1,342,216)

Net unrealized appreciation	$2,266,076

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$68,363,134	$—	$68,363,134

Total Investments	$—	$68,363,134	$—	$68,363,134

Futures Contracts	$139,966	$—	$—	$139,966

Total	$139,966	$68,363,134	$—	$68,503,100

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Kentucky Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 2.2%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27(1)	$1,000	$1,130,380

		$1,130,380

Education — 2.5%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,288,358

		$1,288,358

Escrowed/Prerefunded — 3.7%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$1,926,945

		$1,926,945

General Obligations — 3.6%
Kenton County, 4.625%, 4/1/34	$750	$757,327
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,078,750

		$1,836,077

Hospital — 6.8%
Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,000	$1,017,040
Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	545,365
Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	524,120
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	870,190
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	536,795

		$3,493,510

Housing — 4.3%
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$320	$320,128
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,870	1,900,144

		$2,220,272

Industrial Development Revenue — 4.7%
Owen County, (American Water Project), 6.25%, 6/1/39	$500	$529,250
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	695	561,748
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,320	1,319,828

		$2,410,826

Insured-Electric Utilities — 15.2%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,036,150
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,040,400
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,065,460
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,472,220
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,256,016
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	444,028
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	511,870

		$7,826,144

Insured-General Obligations — 1.3%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$600	$652,560

		$652,560

Insured-Hospital — 6.7%
Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$850,808
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	6,765	2,630,367

		$3,481,175

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Industrial Development Revenue — 0.5%
Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$251,803

		$251,803

Insured-Lease Revenue/Certificates of Participation — 12.6%
Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	$1,000	$1,055,020
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,150	1,117,328
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	534,895
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	537,925
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	1,017,000
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	931,017
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,076,320
Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	255	258,698

		$6,528,203

Insured-Other Revenue — 2.0%
Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,000	$1,056,350

		$1,056,350

Insured-Transportation — 5.4%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,012,890
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,295	1,760,219

		$2,773,109

Insured-Water and Sewer — 7.7%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	$500	$495,605
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	500	522,915
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,060	1,065,629
Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC) (NPFG), 5.00%, 5/15/38	750	790,170
Owensboro, (AGC), 5.00%, 9/15/26	500	541,660
Owensboro, (AGC), 5.00%, 9/15/27	290	312,170
Owensboro, (AGC), 5.00%, 9/15/31	225	236,000

		$3,964,149

Lease Revenue/Certificates of Participation — 8.7%
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$2,700	$2,523,069
Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	1,000	1,161,680
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	821,895

		$4,506,644

Other Revenue — 0.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$4,200	$193,746
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	7,595	187,217

		$380,963

Special Tax Revenue — 1.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$71,309
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	76,176
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	115,551
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	348,520

		$611,556

Transportation — 3.1%
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$538,125
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,071,260

		$1,609,385

2

	Principal
	Amount
Security	(000’s omitted)	Value
Water and Sewer — 2.0%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	$1,000	$1,059,940

		$1,059,940

Total Tax-Exempt Investments — 94.9% (identified cost $47,346,843)		$49,008,349

Other Assets, Less Liabilities — 5.1%		$2,624,820

Net Assets — 100.0%		$51,633,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 13.9% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 54.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 24.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	65 U.S. 30-Year Treasury Bond	Short	$(9,268,486)	$(9,189,375)	$79,111

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $79,111.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,292,809

Gross unrealized appreciation	$2,397,664
Gross unrealized depreciation	(682,124)

Net unrealized appreciation	$1,715,540

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,008,349	$—	$49,008,349

Total Investments	$—	$49,008,349	$—	$49,008,349

Futures Contracts	$79,111	$—	$—	$79,111

Total	$79,111	$49,008,349	$—	$49,087,460

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Maryland Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 1.6%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250	$1,257,750

		$1,257,750

Education — 12.4%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$2,000	$2,011,920
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,203,481
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,025,450
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,434,690
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	174,984
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,005,140
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,604,193

		$9,459,858

Escrowed/Prerefunded — 2.8%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,181,680

		$2,181,680

General Obligations — 15.8%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,203,236
Baltimore County, (Metropolitan District), 5.00%, 2/1/31(2)	2,000	2,167,960
Maryland, 5.00%, 11/1/19	2,000	2,482,880
Montgomery County, 5.00%, 5/1/23	1,000	1,127,680
Montgomery County, 5.00%, 5/1/25	1,500	1,663,080
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,523,695
Puerto Rico, 0.00%, 7/1/16	1,100	935,649

		$12,104,180

Health Care-Miscellaneous — 2.5%
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$895	$899,368
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,000	1,011,610

		$1,910,978

Hospital — 11.8%
Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$778,339
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,021,800
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,064,700
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,488,599
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,281,766
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,628,680

1

	Principal
	Amount
Security	(000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	$750	$752,438

		$9,016,322

Housing — 6.7%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,007,940
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(3)	1,170	1,175,674
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	981,890
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	2,000	1,935,240

		$5,100,744

Industrial Development Revenue — 2.6%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$900	$779,598
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	185	171,610
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,018,960

		$1,970,168

Insured-Education — 1.9%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,431,288

		$1,431,288

Insured-Escrowed/Prerefunded — 4.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,773,119

		$3,773,119

Insured-Hospital — 5.9%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$1,490	$1,386,743
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,098,523

		$4,485,266

Insured-Special Tax Revenue — 2.3%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$199,936
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,325	441,265
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,000	433,940
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300	52,404
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	605,520

		$1,733,065

Insured-Transportation — 10.2%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,039,890
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,585,605
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(3)	2,000	2,108,220
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,500	1,526,220
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,500	1,517,715

		$7,777,650

Insured-Water and Sewer — 5.2%
Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,115,030
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,339,240
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	510,190

		$3,964,460

Other Revenue — 1.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$15,520	$715,938
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,110	249,211

		$965,149

2

	Principal
	Amount
Security	(000’s omitted)	Value
Senior Living/Life Care — 1.9%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$498,867
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	337,928
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	135	134,754
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	464,945

		$1,436,494

Special Tax Revenue — 6.2%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$730,770
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	506,776
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,165,860
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	269,785
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	2,040	2,080,800

		$4,753,991

Transportation — 4.9%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,137,720
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,652,875

		$3,790,595

Total Tax-Exempt Investments — 100.9% (identified cost $75,518,256)		$77,112,757

Other Assets, Less Liabilities — (0.9)%		$(699,348)

Net Assets — 100.0%		$76,413,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 30.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 14.3% of total investments.

(1)		Currently the issuer is in default with respect to interest payments.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $550,800.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	48 U.S. 10-Year Treasury Note	Short	$(6,221,537)	$(6,208,500)	$13,037

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

3

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $13,037.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,621,669

Gross unrealized appreciation	$3,643,203
Gross unrealized depreciation	(1,962,115)

Net unrealized appreciation	$1,681,088

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$77,112,757	$—	$77,112,757

Total Investments	$—	$77,112,757	$—	$77,112,757

Futures Contracts	$13,037	$—	$—	$13,037

Total	$13,037	$77,112,757	$—	$77,125,794

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Missouri Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 3.5%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/24	$675	$813,577
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/25	575	682,416
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	360	376,927
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,120,400

		$2,993,320

Education — 6.0%
Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,113,600
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,394,952
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,500	1,641,120

		$5,149,672

Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$1,150	$1,218,805

		$1,218,805

General Obligations — 11.5%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,108,700
Columbia School District, 5.00%, 3/1/31	1,000	1,104,730
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,103,270
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,095,020
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,085,580
Kansas City, 4.75%, 2/1/25	1,000	1,089,150
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,121,510
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	836,835
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,232,520

		$9,777,315

Hospital — 8.6%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$895,450
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,066,044
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,032,520
Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	550	550,534
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	250	253,465
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,018,600
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	481,700
West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,175	1,060,884

		$7,359,197

	Principal
	Amount
Security	(000’s omitted)	Value
Housing — 2.8%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$820	$775,638
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	508,535
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	220	221,995
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	660	670,415
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	175	175,908

		$2,352,491

Industrial Development Revenue — 3.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,080	$1,189,998
Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,500	1,500,135
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	300	242,481

		$2,932,614

Insured-Education — 1.9%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,500	$1,605,195

		$1,605,195

Insured-Electric Utilities — 9.6%
Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,240	$1,304,827
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,250	2,250,157
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	405,300
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	466,848
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,452,069
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,299,229

		$8,178,430

Insured-Escrowed/Prerefunded — 3.3%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$2,825,438

		$2,825,438

Insured-General Obligations — 7.9%
Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,262,976
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,079,900
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,077,270
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	928,740
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,245,420
Springfield School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,126,440

		$6,720,746

Insured-Hospital — 5.6%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$2,789,880
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	1,987,418

		$4,777,298

Insured-Industrial Development Revenue — 2.3%
Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,070	$1,062,093
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	1,000	872,870

		$1,934,963

Insured-Lease Revenue/Certificates of Participation — 4.5%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$681,020
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,090,599

	Principal
	Amount
Security	(000’s omitted)	Value
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	$2,105	$774,640
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,275,230

		$3,821,489

Insured-Special Tax Revenue — 5.4%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,656,134
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,062,450
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	867,880

		$4,586,464

Insured-Transportation — 5.9%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,060	$2,070,712
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	900	955,998
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	991,409
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,028,790

		$5,046,909

Insured-Water and Sewer — 1.2%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,043,060

		$1,043,060

Other Revenue — 3.0%
Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,552,750

		$2,552,750

Senior Living/Life Care — 3.7%
Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$1,000	$915,210
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,245,660
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	951,060

		$3,111,930

Special Tax Revenue — 3.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$275,046
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	299,626
Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	600	597,108
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	7,500	418,875
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,640	1,672,800

		$3,263,455

Transportation — 2.7%
Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,150,270
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,104,060

		$2,254,330

Water and Sewer — 3.4%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,298,256
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,594,066

		$2,892,322

Total Tax-Exempt Investments — 101.4% (identified cost $83,177,731)		$86,398,193

Other Assets, Less Liabilities — (1.4)%		$(1,204,289)

Net Assets — 100.0%		$85,193,904

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 12.7% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 46.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 18.0% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	39 U.S. 10-Year Treasury Note	Short	$(5,054,999)	$(5,044,406)	$10,593
3/12	9 U.S. 30-Year Treasury Bond	Short	(1,283,329)	(1,272,375)	10,954

					$21,547

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $21,547.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$81,215,194

Gross unrealized appreciation	$4,840,734
Gross unrealized depreciation	(1,537,735)

Net unrealized appreciation	$3,302,999

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,398,193	$—	$86,398,193

Total Investments	$—	$86,398,193	$—	$86,398,193

Futures Contracts	$21,547	$—	$—	$21,547

Total	$21,547	$86,398,193	$—	$86,419,740

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 7.4%
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,000	$5,355,950
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,524,800

		$7,880,750

Electric Utilities — 5.5%
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,500	$1,598,865
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,383,280
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,285,510
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	636,181

		$5,903,836

Escrowed/Prerefunded — 3.2%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,649,368
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,712,840

		$3,362,208

General Obligations — 1.0%
Charlotte, 5.00%, 7/1/29(2)	$1,000	$1,026,270

		$1,026,270

Hospital — 19.0%
Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$5,016,802
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,340,280
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,131,480
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	841,459
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,320,410
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	1,882,680
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	923,013
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,000	1,001,710
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	2,775,350

		$20,233,184

Housing — 6.9%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,431,473
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,245	2,198,416
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,940	1,892,528
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	895	874,693
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	950	943,787

		$7,340,897

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$767,063

		$767,063

Insured-Education — 1.8%
North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$861,012
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,104,191

		$1,965,203

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Electric Utilities — 5.2%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,022,384
North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	1,000	1,122,770
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,000	1,026,040
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,340	1,370,110

		$5,541,304

Insured-General Obligations — 0.9%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$913,584

		$913,584

Insured-Hospital — 7.0%
Johnston Memorial Hospital, (AGM), 18.834%, 10/1/36(3)(4)(5)	$1,675	$1,872,650
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,111,961
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,000	1,024,360
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,090	2,154,623
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,317,630

		$7,481,224

Insured-Lease Revenue/Certificates of Participation — 3.7%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,583,805
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,048,920
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,275,230

		$3,907,955

Insured-Special Tax Revenue — 2.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$575,547
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	12,440	796,160
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	1,635,480
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	815	97,246

		$3,104,433

Insured-Transportation — 5.8%
Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$517,370
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	2,803,600
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,091,490
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,800	1,809,360

		$6,221,820

Insured-Water and Sewer — 1.9%
Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$518,470
Kannapolis, Water and Sewer, (AGM), (AMT), 5.25%, 2/1/26	1,500	1,527,915

		$2,046,385

Lease Revenue/Certificates of Participation — 12.2%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,647,557
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,519,770
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,520,250
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,052,670
North Carolina Turnkpike Authority, (Monroe Connector System), 5.00%, 7/1/36	750	802,117
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,105,150
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,103,990
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,126,540
Wake County, 5.00%, 1/1/33	1,000	1,067,400
Wake County, 5.00%, 6/1/36	1,000	1,053,330

		$12,998,774

Other Revenue — 2.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$625,523
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,176,900

2

	Principal
	Amount
Security	(000’s omitted)	Value
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	$1,035	$1,210,174

		$3,012,597

Senior Living/Life Care — 1.6%
North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,737,132

		$1,737,132

Solid Waste — 1.1%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,122,060

		$1,122,060

Special Tax Revenue — 3.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$475,283
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(6)	2,620	2,672,400
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	584,442

		$3,732,125

Transportation — 2.9%
Charlotte Airport, 5.50%, 7/1/34	$500	$535,445
Charlotte Airport, (AMT), 5.00%, 7/1/36	500	494,050
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,038,960
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,035,100

		$3,103,555

Water and Sewer — 10.4%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,626,961
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,110,700
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,089,760
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	1,958,994
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,101,350
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,191,620

		$11,079,385

Total Tax-Exempt Investments — 107.4% (identified cost $108,376,274)		$114,481,744

Other Assets, Less Liabilities — (7.4)%		$(7,901,363)

Net Assets — 100.0%		$106,580,381

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.2% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 27.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 12.4% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security has been issued as a leveraged residual interest bond with variable interest rate. The stated interest rate represents the rate in effect at November 30, 2011.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

3

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2011, the aggregate value of these securities is $1,872,650 or 1.8% of the Fund’s net assets.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $707,400.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	160 U.S. 30-Year Treasury Bond	Short	$(22,814,735)	$(22,620,000)	$194,735

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $194,735.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,524,715

Gross unrealized appreciation	$7,099,682
Gross unrealized depreciation	(1,077,653)

Net unrealized appreciation	$6,022,029

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$114,481,744	$—	$114,481,744

Total Investments	$—	$114,481,744	$—	$114,481,744

Futures Contracts	$194,735	$—	$—	$194,735

Total	$194,735	$114,481,744	$—	$114,676,479

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Oregon Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 0.3%
Western Generation Agency (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$340	$340,058

		$340,058

Education — 8.4%
Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,119,430
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,163,060
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,032,490
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	514,540
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,030,540
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	262,855
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	275,937
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	250	267,988
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,175,820

		$10,842,660

Electric Utilities — 2.7%
Eugene, Electric Utility System, 5.00%, 8/1/25	$945	$1,089,547
Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24(1)	1,000	1,028,820
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,303,525

		$3,421,892

General Obligations — 32.7%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$772,140
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,221,475
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	323,008
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	185,597
Clackamas County, School District No. 46, 0.00%, 6/15/32	2,230	849,318
Clackamas County, School District No. 46, 0.00%, 6/15/33	2,000	713,120
Clackamas County, School District No. 46, 0.00%, 6/15/39	12,870	3,406,432
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	1,655,318
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	3,970	1,612,217
Jackson County, School District No. 549C, 5.00%, 6/15/33(2)	8,000	8,491,760
Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,720	1,798,570
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	488,590
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	560,650
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	391,170
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	506,688
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,557,311
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	638,883
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	5,820	2,068,195
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	925,940
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	572,103
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,338,449
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,275,827
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	474,890
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,735,095
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	5,532,293

		$42,095,039

1

	Principal
	Amount
Security	(000’s omitted)	Value
Hospital — 6.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,042,100
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,105	2,111,989
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,738,432

		$8,892,521

Housing — 10.5%
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$780	$730,657
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,680	2,631,707
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,003,050
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	2,990	3,082,780
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	985	944,280
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,170	1,184,999

		$13,577,473

Industrial Development Revenue — 0.6%
Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$735	$735,022

		$735,022

Insured-Education — 2.5%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$4,800	$3,251,424

		$3,251,424

Insured-Electric Utilities — 3.6%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,782,280
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	2,831,870

		$4,614,150

Insured-General Obligations — 6.0%
Beaverton, School District, (AGC), 5.125%, 6/1/36	$715	$765,686
Linn County, Lebanon Community School District No. 9, (FGIC), (NPFG), 5.50%, 6/15/30	4,000	4,932,320
Newport, (AGC), 0.00%, 6/1/28	1,000	504,840
Newport, (AGC), 0.00%, 6/1/29	1,225	586,261
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	904,469

		$7,693,576

Insured-Hospital — 3.7%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,460,832
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,303,630

		$4,764,462

Insured-Special Tax Revenue — 6.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$203,571
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	450	78,606
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,261,909
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,062,147
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,417,600
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	42,840	2,741,760
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,635	195,088

		$7,960,681

Insured-Transportation — 4.6%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$316,528
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,683,803
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,930	2,070,388
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,800	1,809,360

		$5,880,079

2

	Principal
	Amount
Security	(000’s omitted)	Value
Other Revenue — 8.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$934,363
Oregon State Department of Administrative Services, 5.00%, 4/1/28(2)(3)	8,740	9,691,699

		$10,626,062

Senior Living/Life Care — 1.4%
Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,750	$1,761,025

		$1,761,025

Special Tax Revenue — 5.3%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$12,970	$724,375
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	5,220	5,324,400
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	809,639

		$6,858,414

Transportation — 4.5%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,221,160
Redmond Airport Revenue, 5.50%, 6/1/24	215	222,471
Redmond Airport Revenue, 5.75%, 6/1/27	200	207,138
Redmond Airport Revenue, 6.00%, 6/1/34	550	570,136
Redmond Airport Revenue, 6.25%, 6/1/39	600	628,332

		$5,849,237

Water and Sewer — 3.0%
Portland, Water System, 5.00%, 5/1/35(1)	$1,865	$2,033,820
Washington County, Clean Water Services, 4.75%, 10/1/27	1,710	1,852,255

		$3,886,075

Total Tax-Exempt Investments — 111.2% (identified cost $138,566,105)		$143,049,850

Other Assets, Less Liabilities — (11.2)%		$(14,350,195)

Net Assets — 100.0%		$128,699,655

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.6% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 23.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 9.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,546,099.

3

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	210 U.S. 30-Year Treasury Bond	Short	$(29,944,339)	$(29,688,750)	$255,589

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $255,589.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,808,874

Gross unrealized appreciation	$10,116,688
Gross unrealized depreciation	(5,245,712)

Net unrealized appreciation	$4,870,976

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$143,049,850	$—	$143,049,850

Total Investments	$—	$143,049,850	$—	$143,049,850

Futures Contracts	$255,589	$—	$—	$255,589

Total	$255,589	$143,049,850	$—	$143,305,439

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Electric Utilities — 6.8%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,029,011
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	3,871,678

		$8,900,689

General Obligations — 10.1%
Richland County, School District No. 2, 5.00%, 5/1/27	$4,275	$4,813,051
South Carolina, 3.25%, 8/1/30(1)	2,155	2,026,411
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,182,182
South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,850	3,209,091

		$13,230,735

Hospital — 12.7%
Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$1,000	$1,014,700
Greenwood County, 5.375%, 10/1/39	3,835	3,905,871
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	3,729,668
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,176,263
South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,420	3,486,553
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,346,301

		$16,659,356

Industrial Development Revenue — 2.3%
Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,540,275
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,439,340

		$2,979,615

Insured-Electric Utilities — 13.6%
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/28	$450	$198,135
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	6,635	2,739,392
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	10,610	3,648,991
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	7,815	3,069,498
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	1,000	324,970
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,246,727
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,475,707
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,725	3,821,999
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	971,346
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	348,497

		$17,845,262

Insured-General Obligations — 2.0%
Berkeley County, (AGM), 2.00%, 9/1/25	$1,300	$1,109,784
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,526,343

		$2,636,127

Insured-Lease Revenue/Certificates of Participation — 3.3%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,255,229
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,020,500

		$4,275,729

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,890	$312,960
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,635	195,088

		$508,048

Insured-Transportation — 3.6%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$2,700	$2,714,040
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,133,150
South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	805	807,214

		$4,654,404

Insured-Utilities — 3.1%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,214,040
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,412,240
South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	385	395,603

		$4,021,883

Insured-Water and Sewer — 5.8%
Greenwood, Metropolitan District Sewer System, (AGM), 17.868%, 10/1/30(3)(4)(5)	$1,875	$2,280,300
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,173,635
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	3,155	3,182,259

		$7,636,194

Lease Revenue/Certificates of Participation — 14.8%
Berkeley County, School District, 5.125%, 12/1/30	$3,350	$3,412,076
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	355,254
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,562,350
Greenville County, School District, 5.00%, 12/1/24(2)	3,000	3,249,390
Laurens County, School District, 5.25%, 12/1/30	4,645	4,724,522
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,529,903
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,719,196
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	509,647
Newberry County, School District, 5.25%, 12/1/25	1,320	1,361,989

		$19,424,327

Other Revenue — 8.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$990,180
Tobacco Settlement Revenue Management Authority, 5.00%, 6/1/18	650	650,787
Tobacco Settlement Revenue Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	7,600	10,077,828

		$11,718,795

Special Tax Revenue — 5.7%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,333,139
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(6)	5,220	5,324,400
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	868,620

		$7,526,159

Student Loan — 2.0%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,450	$2,569,927

		$2,569,927

Transportation — 3.0%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$3,915,236

		$3,915,236

Water and Sewer — 10.4%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/29	$1,000	$1,127,890
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	1,000	1,117,090

2

	Principal
	Amount
Security	(000’s omitted)	Value
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	$3,000	$3,287,610
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(2)(6)	7,500	8,047,575

		$13,580,165

Total Tax-Exempt Investments — 108.5% (identified cost $135,451,611)		$142,082,651

Other Assets, Less Liabilities — (8.5)%		$(11,088,300)

Net Assets — 100.0%		$130,994,351

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 13.3% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 29.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 10.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2011, the aggregate value of these securities is $2,280,300 or 1.7% of the Fund’s net assets.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)		Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2011.

(6)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,831,975.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	270 U.S. 30-Year Treasury Bond	Short	$(38,499,865)	$(38,171,250)	$328,615

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $328,615.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$122,243,372

Gross unrealized appreciation	$8,321,008
Gross unrealized depreciation	(1,371,729)

Net unrealized appreciation	$6,949,279

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$142,082,651	$—	$142,082,651

Total Investments	$—	$142,082,651	$—	$142,082,651

Futures Contracts	$328,615	$—	$—	$328,615

Total	$328,615	$142,082,651	$—	$142,411,266

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Tennessee Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 8.8%
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,511,612
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,062,150
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,593,945

		$4,167,707

Electric Utilities — 8.1%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,581,750
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	532,595
Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	500	501,300
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 5/15/36	500	536,400
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	680	720,684

		$3,872,729

General Obligations — 5.1%
Johnson City, 5.00%, 6/1/31	$350	$370,052
Tennessee, 5.00%, 5/1/29	1,000	1,098,510
Williamson County, 3.25%, 4/1/17(1)	850	937,252

		$2,405,814

Hospital — 12.8%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$554,530
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	984,710
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	958,350
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	508,832
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	499,665
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,110,146
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	517,460
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	936,200

		$6,069,893

Housing — 4.6%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$465	$466,404
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,255	1,267,563
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	450	450,679

		$2,184,646

Industrial Development Revenue — 1.9%
Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$300	$299,943
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	500	469,775
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	150	121,241

		$890,959

Insured-Education — 2.9%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,358,756

		$1,358,756

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Electric Utilities — 10.3%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,000	$1,172,860
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	500	549,365
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,062,630
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,000	903,930
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	270,200
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	200	205,208
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	420	429,437
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	300	316,815

		$4,910,445

Insured-Escrowed/Prerefunded — 9.6%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$1,155	$1,159,008
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	825	866,967
Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	330	340,547
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,219,960

		$4,586,482

Insured-General Obligations — 6.9%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$521,255
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,186,697
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,590,460

		$3,298,412

Insured-Hospital — 1.4%
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$675	$679,759

		$679,759

Insured-Lease Revenue/Certificates of Participation — 1.3%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$637,615

		$637,615

Insured-Special Tax Revenue — 3.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$3,000	$650,910
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	464,090
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	412,248

		$1,527,248

Insured-Transportation — 2.5%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$560	$562,912
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640	641,971

		$1,204,883

Insured-Water and Sewer — 12.9%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,199,860
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,040,190
Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	750	791,910
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	875	924,674
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,050,540
Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	575	594,837
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	536,610

		$6,138,621

Other Revenue — 0.6%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$6,550	$302,152

		$302,152

2

	Principal
	Amount
Security	(000’s omitted)	Value
Special Tax Revenue — 2.4%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$137,523
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	147,274
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	4,815	268,918
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	220	224,400
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	348,520

		$1,126,635

Transportation — 4.0%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$513,195
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,377,513

		$1,890,708

Total Tax-Exempt Investments — 99.3% (identified cost $46,249,136)		$47,253,464

Other Assets, Less Liabilities — 0.7%		$316,176

Net Assets — 100.0%		$47,569,640

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 12.8% of the Fund’s net assets at November 30, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 51.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 21.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	70 U.S. 30-Year Treasury Bond	Short	$(9,981,446)	$(9,896,250)	$85,196

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $85,196.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,895,988

Gross unrealized appreciation	$2,982,507
Gross unrealized depreciation	(1,905,031)

Net unrealized appreciation	$1,077,476

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$47,253,464	$—	$47,253,464

Total Investments	$—	$47,253,464	$—	$47,253,464

Futures Contracts	$85,196	$—	$—	$85,196

Total	$85,196	$47,253,464	$—	$47,338,660

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Virginia Municipal Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 1.0%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,124,210

		$1,124,210

Education — 8.7%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	1,700	1,804,941
University of Virginia, 5.00%, 6/1/40(1)	3,100	3,330,113
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,247,800
Virginia College Building Authority, 5.00%, 9/1/38	275	289,537

		$9,672,391

Electric Utilities — 3.3%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,511,325
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,135,557

		$3,646,882

Escrowed/Prerefunded — 0.1%
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$75	$78,824

		$78,824

General Obligations — 7.4%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,248,584
Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,390	1,419,788
Portsmouth, 4.75%, 7/15/25	500	552,730
Portsmouth, 5.25%, 7/15/25	675	781,744
Virginia, 5.00%, 6/1/31	2,000	2,245,040

		$8,247,886

Hospital — 19.6%
Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$1,750	$1,754,760
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,738,441
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,212,760
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	850	850,570
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	795	796,550
Prince William County Industrial Development Authority, 5.20%, 10/1/30	465	463,033
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,000	995,160
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,114,586
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,019,712
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,497,480
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,950	1,858,623
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,539,255

		$21,840,930

Housing — 8.2%
Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,980	$4,772,135
Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,725	1,669,955

1

	Principal
	Amount
Security	(000’s omitted)	Value
Virginia Housing Development Authority, (AMT), 23.858%, 10/1/35(3)(4)(5)	$1,000	$1,125,650
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,526,535

		$9,094,275

Industrial Development Revenue — 4.0%
James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250	$1,250,563
Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,625	1,365,617
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,230	1,802,442

		$4,418,622

Insured-Education — 4.4%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$4,937,303

		$4,937,303

Insured-Electric Utilities — 2.8%
Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,043,920
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,123,160

		$3,167,080

Insured-Hospital — 5.6%
Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$298,656
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,723,755
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,158,147

		$6,180,558

Insured-Lease Revenue/Certificates of Participation — 0.7%
Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$795,346

		$795,346

Insured-Special Tax Revenue — 0.3%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$370,790

		$370,790

Insured-Transportation — 18.2%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,328,100
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	951,995
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,000	1,003,370
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,069,490
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,040	3,055,808
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,699,552
Richmond Metropolitan Authority, Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,260,864
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,841,781

		$20,210,960

Lease Revenue/Certificates of Participation — 1.4%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,618,455

		$1,618,455

Other Revenue — 2.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,000	$322,910
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	14,980	369,257
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33(6)	1,250	1,274,675
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	2,000	1,233,320

		$3,200,162

2

	Principal
	Amount
Security	(000’s omitted)	Value
Senior Living/Life Care — 1.8%
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,145	$1,081,498
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	938,470

		$2,019,968

Special Tax Revenue — 1.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$6,250	$1,181,375
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	800	816,000

		$1,997,375

Transportation — 2.4%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,050,040
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,591,725

		$2,641,765

Water and Sewer — 7.4%
Hopewell Sewer System Revenue, 5.00%, 7/15/33(7)	$1,000	$1,050,220
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,514,153
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	725	741,690
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	2,944,469

		$8,250,532

Total Tax-Exempt Investments — 102.0% (identified cost $108,350,346)		$113,514,314

Other Assets, Less Liabilities — (2.0)%		$(2,270,854)

Net Assets — 100.0%		$111,243,460

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 31.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 16.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)		Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2011.

(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2011, the aggregate value of these securities is $1,125,650 or 1.0% of the Fund’s net assets.

(6)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)		When-issued security.

3

A summary of open financial instruments at November 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Appreciation
3/12	245 U.S. 30-Year Treasury Bond	Short	$(34,935,063)	$(34,636,875)	$298,188

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $298,188.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,217,483

Gross unrealized appreciation	$7,988,782
Gross unrealized depreciation	(2,541,951)

Net unrealized appreciation	$5,446,831

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$113,514,314	$—	$113,514,314

Total Investments	$—	$113,514,314	$—	$113,514,314

Futures Contracts	$298,188	$—	$—	$298,188

Total	$298,188	$113,514,314	$—	$113,812,502

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	January 25, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	January 25, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 25, 2012